Shareholders' Equity (Details) - Schedule of outstanding share	9 Months Ended
Sep. 30, 2022 $ / shares shares
Shareholders' Equity (Details) - Schedule of outstanding share [Line Items]
Options Outstanding, Number outstanding	837,327
Options Exercisable, Number Exercisable	837,327
Exercise Price 13.14 [Member]
Shareholders' Equity (Details) - Schedule of outstanding share [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 13.14
Options Outstanding, Number outstanding	359,827
Options Outstanding, Remaining contractual life	3 months
Options Exercisable, Number Exercisable	359,827
Exercise Price 16.94 [Member]
Shareholders' Equity (Details) - Schedule of outstanding share [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 16.94
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	1 year 1 months
Options Exercisable, Number Exercisable	50,000
Exercise Price 15.46 [Member]
Shareholders' Equity (Details) - Schedule of outstanding share [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 15.46
Options Outstanding, Number outstanding	377,500
Options Outstanding, Remaining contractual life	1 year 3 months
Options Exercisable, Number Exercisable	377,500
Exercise Price 17.72 [Member]
Shareholders' Equity (Details) - Schedule of outstanding share [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 17.72
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	1 year 9 months
Options Exercisable, Number Exercisable	50,000